Financial Instruments And Risk Management	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management [Abstract]
Financial Instruments and Risk Management
18.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
a)	Fair value measurement of financial assets and liabilities

The Company has established a fair value hierarchy that reflects the significance of inputs of valuation techniques used in making fair value measurements as follows:

Level 1 - quoted prices in active markets for identical assets or liabilities;

Level 2 - inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. from derived prices); and,

Level 3 - inputs for the asset or liability that are not based upon observable market data.

At December 31, 2017 and 2016, none of the Company’s financial assets and liabilities are measured and recognized in the consolidated statement of financial position at fair value with the exception of the share purchase warrants (note 13) and derivative asset.

The carrying values of cash and cash equivalents, short-term investments, trade and other receivables, trade payables, and vendor loan approximate their fair value due to their short-term nature.

At December 31, 2017 and 2016, there were no financial assets or liabilities measured and recognized in the consolidated statement of financial position at fair value that would be categorized as Level 2 or Level 3 in the fair value hierarchy above with the exception of the derivative asset (note 18(b)) and 2015 private placement warrants (note 13), which are Level 2 fair value measurements.

b)	Risk management

The Company’s primary business activities consist of the acquisition, exploration, development and operation of mineral resource properties in Mexico. The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of occurrence. These risks may include credit risk, commodity price risk, currency risk, liquidity risk, and interest rate risk. The Company’s risk management program strives to evaluate the unpredictability of financial and commodity markets and its objective is to minimize the potential adverse effects of such risks on the Company’s financial performance, where financially feasible to do so. When deemed material, these risks may be monitored by the Company’s corporate finance group and they are regularly discussed with the Board of Directors or one of its committees.

i.	Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on its obligations under the contract. This includes any cash amounts owed to the Company by those counterparties, less any amounts owed to the counterparty by the Company where a legal right of set-off exists and also includes the fair values of contracts with individual counterparties which are recorded in the consolidated financial statements.

The Company’s credit risk is predominantly limited to cash and cash equivalent balances held in financial institutions, the recovery of VAT receivable from the Mexican tax authorities, any gold and silver sales and related receivables and other receivables. The maximum exposure to the credit risk is equal to the carrying value of such financial assets. At December 31, 2017 and 2016, the Company expects to recover the full amount of such assets, less any allowance for doubtful accounts in trade and other receivables (note 8).

The objective of managing counterparty credit risk is to minimize potential losses in financial assets. The Company assesses the quality of its counterparties, taking into account their credit worthiness and reputation, past performance and other factors.

Cash and cash equivalents and short-term investments are only deposited with or held by major financial institutions where the Company conducts its business. In order to manage credit and liquidity risk, the Company invests only in highly rated investment grade instruments that have maturities of one year or less. Limits are also established based on the type of investment, the counterparty and the credit rating.

Gold and silver sales are made to a limited number of large international organizations specializing in the precious metals markets. The Company believes them to be of sound credit worthiness, and to date, all receivables have been settled in accordance with agreed upon terms and conditions. The Mexican tax authorities with whom the Company holds a VAT receivable balance, are also deemed to be of sound credit worthiness.

ii.	Commodity price risks

The Company is exposed to price risk associated with the volatility of the market price of commodities, in particular gold and silver, and also to many consumables that are used in the production of gold and silver.

The prices of most commodities are determined in international markets and as such the Company has limited or no ability to control or predict the future level of most commodity prices. In some instances, the Company may have the ability to enter into derivative financial instruments to manage the Company’s exposure to changes in the price of commodities such as gold, silver, oil and electricity.

As at December 31, 2017, the Company holds open option contracts whereby the Company purchased the option to sell gold ounces at a set price (“put option”) and financed the purchase price of this put option by selling the right to a third party to purchase a number of the Company’s gold ounces at a set price (“call option”). The Company has placed a minimum floor sales price and a maximum sales price on the ounces that are subject to these contracts. A total of 25,000 gold ounces were placed under these contracts with expiry dates through to May 29, 2018, with a weighted average floor price of $1,250 per gold ounce and a weighted average maximum sales price of $1,405 per gold ounce. At February 20, 2018, 20,000 of these option contracts were unsettled and 5,000 had expired. The fair value of the derivative asset of $21 (December 31, 2016 - $1,875) is based on the valuation of the outstanding gold option contracts using Level 2 inputs and valuation techniques.

During the year ended December 31, 2017, nil call options and 5,000 put options were settled resulting in a derivative gain of $6 (December 31, 2016 - $128).

Subsequent to December 31, 2017, a total of 35,000 gold ounces were placed under the above contracts with expiry dates through to December 27, 2018, with a weighted average floor price of $1,250 per gold ounce and a weighted average sales price of $1,456 per gold ounce. At February 20, 2018, all 35,000 options contracts were unsettled.

iii.	Currency risk

The Company’s functional currency is the US dollar and therefore the Company’s earnings and comprehensive income are impacted by fluctuations in the value of foreign currencies in relation to the US dollar.

The table below summarizes the net monetary assets and liabilities held in foreign currencies:

	December 31, 2017	December 31, 2016
Canadian dollar net monetary assets	$4,173	$12,427
Mexican peso net monetary assets	5,403	2,306
	$9,576	$14,733

The effect on earnings before income tax at December 31, 2017, of a 10.0% change in the foreign currencies against the US dollar on the above mentioned net monetary assets and liabilities of the Company is estimated to be an increase/decrease of $958 (December 31, 2016 - $1,473) assuming that all other variables remained constant.

The calculations above are based on the Company’s statement of financial position exposure at December 31, 2017.

iv.	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements and its exploration and production plans.

In the normal course of business, the Company enters into contracts and performs business activities that give rise to commitments for future minimum payments. The Company has no concentrations of liquidity risk.

A summary of future operating commitments is presented in note 21.

v.	Interest rate risk

The Company’s interest revenue earned on cash and short-term investments are exposed to interest rate risk. The Company does not enter into derivative contracts to manage this risk, and the Company’s exposure to interest rate risk is low as the Company has a fixed interest rate on the short-term investments.

The Company has elected not to enter into interest rate swaps or other instruments to actively manage such risks.

vi.	Fair value disclosures

At December 31, 2017 and 2016, none of the Company’s financial assets and liabilities are measured and recognized in the consolidated statement of financial position at fair value with the exception of the share purchase warrants (note 13), derivative asset, and cash-settled share based payments (note 14(c)).

The carrying values of cash and cash equivalents, restricted cash, trade and other receivables, trade payables and accrued liabilities, equipment financing, vendor loan, loan facility, and the debenture approximate their fair value due to their short-term nature.